CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current [Abstract]
Convertible notes	$ 0	$ 29,481
Non-current [Abstract]
Convertible notes	1,920,942	1,356,332
2017 Convertible Notes [Member]
Current [Abstract]
Convertible notes	0	29,481
2018 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	112,622	453,215
2019 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	936,265	903,117
2020 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	$ 872,055	$ 0